Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Hawthorn Bancshares, Inc.
Profit Sharing 401(k) Plan
EIN 43-1626350 PN 002
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

	Investment Type and Identity of Issuer	Description of Investment		Current Value
	Mutual funds
*	AMERICAN FUNDS US GOVT MONEY MARKET	1,889,729	Shares	$1,889,729
	INVESCO MAIN STREET SMALL CAP A	15,208	Shares	335,632
*	AMERICAN FUNDS 2015 TARGET DATE FUND	5,771	Shares	74,161
*	AMERICAN FUNDS 2020 TARGET DATE FUND	15,532	Shares	219,784
*	AMERICAN FUNDS 2025 TARGET DATE FUND	117,612	Shares	1,886,493
*	AMERICAN FUNDS 2030 TARGET DATE FUND	132,471	Shares	2,467,941
*	AMERICAN FUNDS 2035 TARGET DATE FUND	158,086	Shares	3,289,775
*	AMERICAN FUNDS 2040 TARGET DATE FUND	103,673	Shares	2,376,186
*	AMERICAN FUNDS 2045 TARGET DATE FUND	65,115	Shares	1,551,702
*	AMERICAN FUNDS 2050 TARGET DATE FUND	85,089	Shares	1,999,585
*	AMERICAN FUNDS 2055 TARGET DATE FUND	41,823	Shares	1,241,732
*	AMERICAN FUNDS 2060 TARGET DATE FUND	28,724	Shares	583,675
*	AMERICAN FUNDS 2065 TARGET DATE FUND	15,188	Shares	304,521
*	AMERICAN FUNDS 2070 TARGET DATE FUND	542	Shares	6,977
*	AMERICAN FUNDS AMERICAN BALANCED	11,848	Shares	443,225
*	AMERICAN FUNDS BOND FUND OF AMER	132,259	Shares	1,514,363
*	AMERICAN FUNDS EUROPACIFIC GR	25,739	Shares	1,510,612
*	AMERICAN FUNDS FUNDAMENTAL INVESTORS	21,884	Shares	2,004,762
*	AMERICAN FUNDS GROWTH FUND OF AMER	47,822	Shares	3,793,695
*	AMERICAN FUNDS NEW PERSPECTIVE	33,673	Shares	2,328,855
*	AMERICAN FUNDS NEW WORLD FUND	1,283	Shares	118,759
*	AMERICAN FUNDS SMALLCAP WORLD	17,346	Shares	1,259,457
	CALVERT BOND A	32,120	Shares	474,739
	COLUMBIA LARGE CAP INDEX A	14,722	Shares	783,820
	JPMORGAN LARGE CAP GROWTH	95	Shares	7,518
	ISHARES RUSSELL MID-CAP INDEX A	55,204	Shares	849,039
	PGIM GLOBAL REAL ESTATE	9,201	Shares	188,626
	PUTNAM LARGE CAP VALUE A	88,889	Shares	3,488,900
	Total Mutual funds			36,994,263

	Common stock
*	Hawthorn Bancshares, Inc. Common Stock	433,236	Shares	15,111,279
	Total Investments			$52,105,542

*    Represents party-in-interest to the Plan.